Schedule of investments
Delaware Investments® Dividend and Income Fund, Inc.
August 31, 2022 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bonds — 8.61%
Basic Industry — 0.13%
Ivanhoe Mines 144A 2.50% exercise price $7.43, maturity date 4/15/26 #	81,000	$ 89,338
		89,338
Capital Goods — 0.18%
Kaman 3.25% exercise price $65.26, maturity date 5/1/24	130,000	122,119
		122,119
Communications — 0.76%
Cable One 1.125% exercise price $2,275.83, maturity date 3/15/28	151,000	123,065
DISH Network 3.375% exercise price $65.17, maturity date 8/15/26	241,000	174,017
Liberty Broadband 144A 1.25% exercise price $900.01, maturity date 9/30/50 #	171,000	162,877
Liberty Latin America 2.00% exercise price $20.65, maturity date 7/15/24	76,000	67,165
		527,124
Consumer Cyclical — 0.63%
Cheesecake Factory 0.375% exercise price $77.77, maturity date 6/15/26	311,000	254,437
Ford Motor 0.00% exercise price $17.02, maturity date 3/15/26 ^	163,000	178,159
		432,596
Consumer Non-Cyclical — 2.59%
BioMarin Pharmaceutical 0.599% exercise price $124.67, maturity date 8/1/24	89,000	91,820
Chefs' Warehouse 1.875% exercise price $44.20, maturity date 12/1/24	261,000	272,615
Chegg 4.124% exercise price $107.55, maturity date 9/1/26 ^	253,000	203,026
Coherus Biosciences 1.50% exercise price $19.26, maturity date 4/15/26	163,000	139,365
Collegium Pharmaceutical 2.625% exercise price $29.19, maturity date 2/15/26	150,000	134,030
	Principal amount°	Value (US $)
Convertible Bonds (continued)
Consumer Non-Cyclical (continued)
CONMED 144A 2.25% exercise price $145.33, maturity date 6/15/27 #	228,000	$ 210,330
Integra LifeSciences Holdings 0.50% exercise price $73.67, maturity date 8/15/25	210,000	194,604
Ionis Pharmaceuticals 0.125% exercise price $83.28, maturity date 12/15/24	151,000	139,398
Jazz Investments I 2.00% exercise price $155.81, maturity date 6/15/26	93,000	110,321
Paratek Pharmaceuticals 4.75% exercise price $15.90, maturity date 5/1/24	319,000	284,931
		1,780,440
Electric — 0.72%
NextEra Energy Partners 144A 0.374% exercise price $75.96, maturity date 11/15/25 #, ^	74,000	82,804
NRG Energy 2.75% exercise price $43.77, maturity date 6/1/48	208,000	234,416
Ormat Technologies 144A 2.50% exercise price $90.27, maturity date 7/15/27 #	149,000	180,439
		497,659
Energy — 0.40%
Helix Energy Solutions Group 6.75% exercise price $6.97, maturity date 2/15/26	259,000	273,892
		273,892
Financials — 0.59%
FTI Consulting 2.00% exercise price $101.38, maturity date 8/15/23	149,000	239,279
Repay Holdings 144A 2.505% exercise price $33.60, maturity date 2/1/26 #, ^	216,000	164,550
		403,829
Industrials — 0.43%
Chart Industries 144A 1.00% exercise price $58.72, maturity date 11/15/24 #	83,000	274,996
NQ-DDF [8/22] 10/22 (2460440)    1

Schedule of investments
Delaware Investments® Dividend and Income Fund, Inc.   (Unaudited)
	Principal amount°	Value (US $)
Convertible Bonds (continued)
Industrials (continued)
Danimer Scientific 144A 3.25% exercise price $10.79, maturity date 12/15/26 #	33,000	$ 21,412
		296,408
REITs — 0.41%
Blackstone Mortgage Trust 4.75% exercise price $36.23, maturity date 3/15/23	211,000	211,881
Summit Hotel Properties 1.50% exercise price $11.99, maturity date 2/15/26	76,000	67,830
		279,711
Technology — 1.47%
Block 0.125% exercise price $121.01, maturity date 3/1/25	126,000	125,212
InterDigital 144A 3.50% exercise price $77.49, maturity date 6/1/27 #	278,000	266,324
ON Semiconductor 1.625% exercise price $20.72, maturity date 10/15/23	71,000	236,430
Palo Alto Networks 0.75% exercise price $266.35, maturity date 7/1/23	80,000	167,960
Quotient Technology 1.75% exercise price $17.36, maturity date 12/1/22	116,000	109,330
Wolfspeed 144A 0.25% exercise price $127.22, maturity date 2/15/28 #	94,000	106,690
		1,011,946
Transportation — 0.30%
Seaspan 144A 3.75% exercise price $13.01, maturity date 12/15/25 #	72,000	85,680
Spirit Airlines 1.00% exercise price $49.07, maturity date 5/15/26	140,000	122,920
		208,600
Total Convertible Bonds (cost $5,748,533)		5,923,662

Corporate Bonds — 33.07%
Automotive — 1.47%
Allison Transmission 144A 5.875% 6/1/29 #	330,000	310,655
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Automotive (continued)
Ford Motor Credit
3.375% 11/13/25	310,000	$ 283,446
4.542% 8/1/26	305,000	284,449

Goodyear Tire & Rubber 5.25% 7/15/31	155,000	133,830
		1,012,380
Basic Industry — 3.07%
ATI 5.125% 10/1/31	100,000	88,123
Avient 144A 5.75% 5/15/25 #	88,000	86,899
Chemours 144A 5.75% 11/15/28 #	155,000	138,974
First Quantum Minerals 144A 7.50% 4/1/25 #	200,000	197,090
FMG Resources August 2006 Pty 144A 5.875% 4/15/30 #	150,000	138,599
Freeport-McMoRan 5.45% 3/15/43	185,000	166,778
INEOS Quattro Finance 2 144A 3.375% 1/15/26 #	200,000	173,352
Koppers 144A 6.00% 2/15/25 #	215,000	202,035
Novelis 144A 4.75% 1/30/30 #	195,000	169,884
Olin
5.00% 2/1/30	175,000	159,030
5.125% 9/15/27	195,000	185,324

Standard Industries 144A 4.75% 1/15/28 #	145,000	126,992
Steel Dynamics 5.00% 12/15/26	280,000	279,725
		2,112,805
Capital Goods — 1.62%
Ardagh Packaging Finance 144A 5.25% 8/15/27 #	300,000	217,404
CP Atlas Buyer 144A 7.00% 12/1/28 #	80,000	65,411
Madison IAQ 144A 5.875% 6/30/29 #	160,000	131,901
Sealed Air 144A 5.00% 4/15/29 #	150,000	142,769
Terex 144A 5.00% 5/15/29 #	180,000	161,298
TK Elevator US Newco 144A 5.25% 7/15/27 #	300,000	273,391
TransDigm 144A 6.25% 3/15/26 #	125,000	122,966
		1,115,140
Communications — 2.32%
Altice France 144A 5.50% 10/15/29 #	240,000	189,824
Altice France Holding 144A 6.00% 2/15/28 #	305,000	207,306
Connect Finco 144A 6.75% 10/1/26 #	200,000	183,645

2    NQ-DDF [8/22] 10/22 (2460440)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
Consolidated Communications
144A 5.00% 10/1/28 #	70,000	$ 54,018
144A 6.50% 10/1/28 #	165,000	133,188

Digicel International Finance 144A 8.75% 5/25/24 #	200,000	191,845
Frontier Communications Holdings
144A 5.875% 10/15/27 #	245,000	228,982
144A 6.75% 5/1/29 #	100,000	86,375

Sprint 7.875% 9/15/23	103,000	106,254
T-Mobile USA
2.625% 4/15/26	85,000	78,782
3.375% 4/15/29	85,000	76,680
3.50% 4/15/31	66,000	58,540
		1,595,439
Consumer Goods — 0.56%
JBS USA LUX 144A 6.50% 4/15/29 #	26,000	26,945
Pilgrim's Pride 144A 4.25% 4/15/31 #	150,000	129,410
Post Holdings
144A 5.625% 1/15/28 #	180,000	171,197
144A 5.75% 3/1/27 #	60,000	58,687
		386,239
Energy — 4.49%
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	170,000	153,356
144A 7.00% 11/1/26 #	80,000	77,914

Callon Petroleum 144A 8.00% 8/1/28 #	200,000	192,207
Cheniere Corpus Christi Holdings
5.125% 6/30/27	40,000	39,968
5.875% 3/31/25	80,000	81,658

CNX Midstream Partners 144A 4.75% 4/15/30 #	85,000	71,883
CNX Resources 144A 6.00% 1/15/29 #	155,000	145,943
Crestwood Midstream Partners 144A 6.00% 2/1/29 #	188,000	173,976
Energy Transfer 5.50% 6/1/27	115,000	116,285
EQM Midstream Partners 144A 4.75% 1/15/31 #	275,000	238,332
Genesis Energy
7.75% 2/1/28	210,000	194,989
8.00% 1/15/27	160,000	151,898
Hilcorp Energy I
144A 6.00% 4/15/30 #	170,000	156,738
144A 6.00% 2/1/31 #	15,000	13,618
144A 6.25% 4/15/32 #	77,000	69,123

Murphy Oil 6.375% 7/15/28	265,000	261,325
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
NuStar Logistics
5.625% 4/28/27	160,000	$ 145,920
6.00% 6/1/26	113,000	106,824
Occidental Petroleum
6.45% 9/15/36	70,000	74,898
6.60% 3/15/46	180,000	198,450
6.625% 9/1/30	80,000	85,576

PDC Energy 5.75% 5/15/26	175,000	167,789
Southwestern Energy
5.375% 2/1/29	25,000	23,675
5.375% 3/15/30	110,000	103,253
7.75% 10/1/27	40,000	41,517
		3,087,115
Financial Services — 1.48%
Ally Financial 5.75% 11/20/25	435,000	439,926
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	230,000	199,378
Hightower Holding 144A 6.75% 4/15/29 #	100,000	84,563
Midcap Financial Issuer Trust 144A 6.50% 5/1/28 #	200,000	171,826
MSCI 144A 3.625% 11/1/31 #	145,000	121,030
		1,016,723
Healthcare — 3.11%
Bausch Health 144A 6.25% 2/15/29 #	340,000	128,894
Centene 3.375% 2/15/30	245,000	210,429
Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	200,000	171,905
Community Health Systems 144A 4.75% 2/15/31 #	90,000	66,573
DaVita 144A 4.625% 6/1/30 #	135,000	108,847
Encompass Health 5.75% 9/15/25	120,000	119,090
HCA
5.375% 2/1/25	405,000	409,360
5.875% 2/15/26	165,000	168,689
7.58% 9/15/25	80,000	86,147

ModivCare Escrow Issuer 144A 5.00% 10/1/29 #	150,000	132,477
Service Corp International 4.00% 5/15/31	285,000	244,108
Tenet Healthcare
144A 4.25% 6/1/29 #	160,000	138,254
144A 6.125% 10/1/28 #	170,000	156,190
		2,140,963
Insurance — 0.97%
HUB International 144A 5.625% 12/1/29 #	215,000	188,337

NQ-DDF [8/22] 10/22 (2460440)    3

Schedule of investments
Delaware Investments® Dividend and Income Fund, Inc.   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Insurance (continued)
NFP
144A 6.875% 8/15/28 #	160,000	$ 131,738
144A 7.50% 10/1/30 #	60,000	59,166

USI 144A 6.875% 5/1/25 #	295,000	289,379
		668,620
Leisure — 2.97%
Boyd Gaming 4.75% 12/1/27	289,000	270,180
Caesars Entertainment 144A 6.25% 7/1/25 #	295,000	288,421
Carnival
144A 5.75% 3/1/27 #	300,000	233,672
144A 7.625% 3/1/26 #	215,000	183,331

GLP Capital 5.375% 4/15/26	110,000	108,235
Hilton Domestic Operating 144A 4.00% 5/1/31 #	475,000	402,125
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	448,000	338,804
Scientific Games International 144A 7.25% 11/15/29 #	130,000	128,050
Six Flags Entertainment 144A 4.875% 7/31/24 #	90,000	86,484
		2,039,302
Media — 3.34%
AMC Networks 4.25% 2/15/29	370,000	302,512
CCO Holdings
144A 4.50% 8/15/30 #	175,000	147,385
4.50% 5/1/32	40,000	32,509
144A 5.125% 5/1/27 #	120,000	114,060
144A 5.375% 6/1/29 #	130,000	118,911

CMG Media 144A 8.875% 12/15/27 #	145,000	124,935
CSC Holdings
144A 3.375% 2/15/31 #	250,000	187,683
144A 5.00% 11/15/31 #	200,000	142,920

Cumulus Media New Holdings 144A 6.75% 7/1/26 #	135,000	120,980
Directv Financing 144A 5.875% 8/15/27 #	160,000	146,621
Gray Television 144A 4.75% 10/15/30 #	290,000	239,395
Nielsen Finance
144A 4.50% 7/15/29 #	40,000	40,220
144A 4.75% 7/15/31 #	135,000	134,326

Sirius XM Radio 144A 4.00% 7/15/28 #	325,000	283,563
VZ Secured Financing 144A 5.00% 1/15/32 #	200,000	164,753
		2,300,773
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Real Estate Investment Trusts — 0.18%
VICI Properties
144A 3.875% 2/15/29 #	45,000	$ 40,084
144A 5.75% 2/1/27 #	85,000	83,801
		123,885
Retail — 1.84%
Asbury Automotive Group
144A 4.625% 11/15/29 #	200,000	171,744
4.75% 3/1/30	95,000	80,880
Bath & Body Works
6.875% 11/1/35	160,000	139,934
6.95% 3/1/33	104,000	85,581

Bloomin' Brands 144A 5.125% 4/15/29 #	150,000	130,456
Levi Strauss & Co. 144A 3.50% 3/1/31 #	143,000	120,332
LSF9 Atlantis Holdings 144A 7.75% 2/15/26 #	195,000	180,686
Murphy Oil USA 144A 3.75% 2/15/31 #	145,000	122,710
PetSmart 144A 7.75% 2/15/29 #	250,000	235,936
		1,268,259
Services — 2.25%
Aramark Services 144A 5.00% 2/1/28 #	345,000	317,902
GFL Environmental 144A 3.75% 8/1/25 #	59,000	55,821
Iron Mountain 144A 4.50% 2/15/31 #	305,000	253,756
NESCO Holdings II 144A 5.50% 4/15/29 #	145,000	127,855
Prime Security Services Borrower 144A 5.75% 4/15/26 #	220,000	211,949
Sotheby's 144A 5.875% 6/1/29 #	200,000	176,131
United Rentals North America 3.875% 2/15/31	149,000	129,045
Univar Solutions USA 144A 5.125% 12/1/27 #	140,000	130,421
White Cap Buyer 144A 6.875% 10/15/28 #	168,000	147,473
		1,550,353
Technology & Electronics — 0.90%
Entegris Escrow 144A 5.95% 6/15/30 #	180,000	171,007
Go Daddy Operating 144A 3.50% 3/1/29 #	160,000	135,683
Sensata Technologies 144A 5.875% 9/1/30 #	60,000	58,725
SS&C Technologies 144A 5.50% 9/30/27 #	270,000	256,169
		621,584

4    NQ-DDF [8/22] 10/22 (2460440)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Transportation — 1.53%
Delta Air Lines 7.375% 1/15/26	206,000	$ 210,396
Laredo Petroleum 144A 7.75% 7/31/29 #	135,000	129,489
Mileage Plus Holdings 144A 6.50% 6/20/27 #	150,000	150,564
Seaspan 144A 5.50% 8/1/29 #	225,000	185,625
United Airlines
144A 4.375% 4/15/26 #	55,000	50,220
144A 4.625% 4/15/29 #	70,000	61,513

VistaJet Malta Finance 144A 6.375% 2/1/30 #	310,000	267,142
		1,054,949
Utilities — 0.97%
Calpine
144A 5.00% 2/1/31 #	285,000	238,965
144A 5.25% 6/1/26 #	48,000	46,658

PG&E 5.25% 7/1/30	90,000	77,958
Vistra
144A 7.00% 12/15/26 #, μ, ψ	200,000	184,752
144A 8.00% 10/15/26 #, μ, ψ	120,000	115,298
		663,631
Total Corporate Bonds (cost $25,717,884)		22,758,160
	Number of shares
Common Stocks — 88.62%
Communication Services — 7.12%
Century Communications =, †	500,000	0
Comcast Class A	44,948	1,626,668
Verizon Communications	37,300	1,559,513
Walt Disney †	15,279	1,712,470
		4,898,651
Consumer Discretionary — 7.44%
Dollar General	7,775	1,845,941
Dollar Tree †	11,600	1,573,888
TJX	27,300	1,702,155
		5,121,984
Consumer Staples — 5.11%
Archer-Daniels-Midland	19,800	1,740,222
Conagra Brands	51,663	1,776,174
		3,516,396
Energy — 2.41%
ConocoPhillips	15,179	1,661,342
		1,661,342
Financials — 12.55%
American International Group	31,500	1,630,125
	Number of shares	Value (US $)
Common Stocks (continued)
Financials (continued)
Discover Financial Services	17,600	$ 1,768,624
MetLife	26,564	1,708,862
Truist Financial	38,200	1,789,288
US Bancorp	38,200	1,742,302
		8,639,201
Healthcare — 14.45%
Baxter International	25,400	1,459,484
Cigna	6,108	1,731,313
CVS Health	17,500	1,717,625
Hologic †	24,459	1,652,450
Johnson & Johnson	10,400	1,677,936
Merck & Co.	20,000	1,707,200
		9,946,008
Industrials — 10.02%
Dover	13,295	1,661,343
Honeywell International	8,924	1,689,759
Northrop Grumman	3,700	1,768,563
Raytheon Technologies	19,814	1,778,307
		6,897,972
Information Technology — 14.83%
Broadcom	3,300	1,647,063
Cisco Systems	38,000	1,699,360
Cognizant Technology Solutions Class A	24,782	1,565,479
Fidelity National Information Services	19,139	1,748,730
Motorola Solutions	7,100	1,728,211
Oracle	24,500	1,816,675
		10,205,518
Materials — 2.26%
DuPont de Nemours	27,932	1,554,137
		1,554,137
REIT Diversified — 0.37%
Duke Realty	2,650	155,952
EPR Properties	225	9,785
Lamar Advertising Class A	240	22,534
LXP Industrial Trust	5,276	53,077
Outfront Media	570	10,089
		251,437
REIT Healthcare — 0.84%
Alexandria Real Estate Equities	840	128,856
CareTrust REIT	2,570	55,358
Healthcare Realty Trust	2,740	66,637
Healthpeak Properties	2,300	60,375
Medical Properties Trust	4,020	58,732
Ventas	741	35,464

NQ-DDF [8/22] 10/22 (2460440)    5

Schedule of investments
Delaware Investments® Dividend and Income Fund, Inc.   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
REIT Healthcare (continued)
Welltower	2,254	$ 172,769
		578,191
REIT Hotel — 0.50%
Apple Hospitality REIT	6,429	102,285
Chatham Lodging Trust †	3,288	39,982
Gaming and Leisure Properties	1,140	55,028
Host Hotels & Resorts	720	12,795
VICI Properties	4,068	134,203
		344,293
REIT Industrial — 0.85%
Plymouth Industrial REIT	860	17,432
Prologis	4,262	530,662
Terreno Realty	610	37,204
		585,298
REIT Information Technology — 0.69%
Digital Realty Trust	1,338	165,417
Equinix	466	306,334
		471,751
REIT Mall — 0.18%
Simon Property Group	1,196	121,968
		121,968
REIT Manufactured Housing — 0.29%
Equity LifeStyle Properties	1,300	91,130
Sun Communities	700	107,597
		198,727
REIT Multifamily — 3.65%
American Homes 4 Rent Class A	1,505	53,518
AvalonBay Communities	742	149,075
Camden Property Trust	583	74,921
Equity Residential	24,963	1,826,793
Essex Property Trust	500	132,530
Invitation Homes	4,276	155,133
Mid-America Apartment Communities	499	82,670
UDR	775	34,774
		2,509,414
REIT Office — 0.29%
Boston Properties	249	19,778
Cousins Properties	1,866	50,102
Douglas Emmett	870	16,982
Highwoods Properties	1,693	51,484
Kilroy Realty	665	32,432
Piedmont Office Realty Trust Class A	2,491	29,344
SL Green Realty	4	177
		200,299
	Number of shares	Value (US $)
Common Stocks (continued)
REIT Self-Storage — 0.97%
CubeSmart	778	$ 35,827
Extra Space Storage	931	185,018
Life Storage	937	119,233
National Storage Affiliates Trust	880	44,457
Public Storage	860	284,514
		669,049
REIT Shopping Center — 0.63%
Agree Realty	500	37,660
Brixmor Property Group	3,795	81,517
Federal Realty Investment Trust	141	14,279
Kimco Realty	3,094	65,221
Kite Realty Group Trust	2,542	49,213
Regency Centers	1,065	64,795
Retail Opportunity Investments	3,914	65,559
SITE Centers	3,096	40,124
Urban Edge Properties	831	13,072
		431,440
REIT Single Tenant — 0.57%
Essential Properties Realty Trust	1,905	43,129
Four Corners Property Trust	1,611	43,320
National Retail Properties	755	33,900
Realty Income	2,330	159,092
Spirit Realty Capital	1,358	55,474
STORE Capital	2,229	60,139
		395,054
REIT Specialty — 0.08%
WP Carey	610	51,258
		51,258
Utilities — 2.52%
Edison International	25,600	1,734,912
		1,734,912
Total Common Stocks (cost $53,142,520)		60,984,300

Convertible Preferred Stock — 1.34%
2020 Mandatory Exchangeable Trust 144A 6.50% exercise price $47.09, maturity date 5/16/23 #	95	80,893
Algonquin Power & Utilities 7.75% exercise price $18.00, maturity date 6/15/24	2,048	91,300
AMG Capital Trust II 5.15% exercise price $195.47, maturity date 10/15/37	1,374	68,865
Bank of America 7.25% exercise price $50.00 ω	96	117,830

6    NQ-DDF [8/22] 10/22 (2460440)

(Unaudited)
	Number of shares	Value (US $)

Convertible Preferred Stock (continued)
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	3,327	$ 152,709
Elanco Animal Health 5.00% exercise price $38.40, maturity date 2/1/23	2,890	72,163
Lyondellbasell Advanced Polymers 6.00% exercise price $0.00 ω	133	109,725
RBC Bearings 5.00% exercise price $226.60, maturity date 10/15/24	623	73,751
UGI 7.25% exercise price $52.57, maturity date 6/1/24	1,715	156,065
Total Convertible Preferred Stock (cost $999,896)		923,301

Short-Term Investments — 2.69%
Money Market Mutual Funds — 2.69%
BlackRock FedFund – Institutional Shares (seven-day effective yield 2.02%)	463,419	463,419
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.03%)	463,419	463,419
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.19%)	463,419	463,419
Morgan Stanley Government Portfolio – Institutional Class (seven-day effective yield 2.11%)	463,419	463,419
Total Short-Term Investments (cost $1,853,676)		1,853,676

Total Value of Securities—134.33% (cost $87,462,509)		92,443,099
Value (US $)

Borrowing Under Line of Credit - (34.88%)	(24,000,000)

Receivables and Other Assets Net of Liabilities — 0.54%	372,683
Net Assets Applicable to 7,611,158 Shares Outstanding—100.00%	$68,815,782
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2022, the aggregate value of Rule 144A securities was $17,674,528, which represents 25.68% of the Fund's net assets.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at August 31, 2022. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
†	Non-income producing security.
ω	Perpetual security with no stated maturity date.
Summary of abbreviations:
DAC – Designated Activity Company
GS – Goldman Sachs
MSCI – Morgan Stanley Capital International
REIT – Real Estate Investment Trust
USD – US Dollar

NQ-DDF [8/22] 10/22 (2460440)    7